Earnings Per Share - Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 TWD ($) shares	Dec. 31, 2021 TWD ($) shares
Net income used to compute the basic earnings per share
Net income attributable to the parent	$ 36,958	$ 1,207	$ 36,358	$ 35,616
Assumed conversion of all dilutive potential common stocks
Employee stock options and employee compensation of subsidiaries | $	(5)		(7)	(6)
Net income used to compute the diluted earnings per share | $	$ 36,953		$ 36,351	$ 35,610
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee compensation	8	8	8	8
Weighted average number of common stocks used to compute the diluted earnings per share	7,765	7,765	7,765	7,765